Earnings per share	6 Months Ended
Mar. 31, 2021
Earnings per share
Earnings per share

Note 7. Earnings per share

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to shareholders by the weighted average number of ordinary shares on issue during the period, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted.

	Half Year March 2021		Half Year Sept 2020		Half Year March 2020
$m	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to shareholders	3,443	3,443	1,100	1,100	1,190	1,190
Adjustment for RSP dividends[1]	(1)	—	—	—	(2)	(2)
Adjustment for potential dilution:
Distributions to convertible loan capital holders[2]	—	109	—	75	—	—
Adjusted net profit attributable to shareholders	3,442	3,552	1,100	1,175	1,188	1,188
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,644	3,644	3,612	3,612	3,579	3,579
Treasury shares (including RSP share rights)[1]	(3)	(3)	(6)	(6)	(5)	(5)
Adjustment for potential dilution:
Share-based payments	—	3	—	3	—	1
Convertible loan capital[2]	—	468	—	325	—	—
Adjusted weighted average number of ordinary shares	3,641	4,112	3,606	3,934	3,574	3,575
Earnings per ordinary share (cents)	94.5	86.4	30.5	29.9	33.2	33.2
1.

Some shares under the RSP have not vested and are not outstanding ordinary shares but do receive dividends. These RSP dividends are deducted to show the profit attributable to ordinary shareholders. Shares under the RSP were dilutive in First Half 2021 and Second Half 2020 and antidilutive in First Half 2020.

2.

The Group has issued convertible loan capital which may convert into ordinary shares in the future. These convertible loan capital instruments are potentially dilutive instruments, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the respective period or, if later, the instruments’ issue date. In First Half 2021, all convertible loan capital instruments were dilutive (Second Half 2020: all convertible loan capital instruments, except for Westpac Capital Notes 4, were dilutive, First Half 2020: all convertible loan capital instruments were antidilutive).